Property and Equipment (Tables)	3 Months Ended
Feb. 29, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	-	-	20,308	-	-	-	24,098
Balance at November 30, 2019	554,876	156,059	172,498	5,387,953	1,441,452	276,300	76,458	8,065,596
Disposition	-	-	-	(32,269)	-	-	-	(32,269)
Balance at February 29, 2020	554,876	156,059	172,498	5,355,684	1,441,452	276,300	76,458	8,033,327

Accumulated depreciation
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	57,128	6,233	8,402	339,210	82,835	12,401	476	506,685
Balance at November 30, 2019	420,790	149,826	138,893	3,422,018	1,358,616	226,699	75,348	5,792,190
Depreciation	10,056	779	1,680	66,912	20,709	2,480	83	102,699
Balance at February 29, 2020	430,846	150,605	140,573	3,488,930	1,379,325	229,179	75,431	5,894,889

Net book value at:
November 30, 2019	134,086	6,233	33,605	1,965,935	82,836	49,601	1,110	2,273,406
February 29, 2020	124,030	5,454	31,925	1,866,754	62,127	47,121	1,027	2,138,438